Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2022
Significant accounting policies [Abstract]
Schedule of depreciation calculated using the straight-line method
●	Computer Equipment	1-3 years

●	Office Equipment	4-5 years

●	Motor Vehicle	4 years